Organization of the Trusts (Tables)	12 Months Ended
Dec. 31, 2017
Organization of the Trusts
Organization of the Trusts

Trust	Trust Agreement date	Initial Public Offering date	NYSE Arca and TSX symbols, respectively
Sprott Physical Gold Trust	August 28, 2009, as amended and restated as of December 7, 2009 and as further amended and restated as of February 1, 2010	March 3, 2012	PHYS, PHY.U
Sprott Physical Silver Trust	June 30, 2010, as amended and restated as of October 1, 2010	October 28, 2012	PSLV, PHS.U
Sprott Physical Platinum and Palladium Trust	December 23, 2011, as amended and restated as of June 6, 2012	December 19, 2014	SPPP, PPT.U